Other expenses (Details) (USD $) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Other Expenses
Other operating expenses	$ 724	$ 420	$ 374	$ 1,144	$ 912
Pre operational expenses	$ 345	$ 132	$ 198